Income Tax Status (Details) - Puerto Rico Group Savings Plan	12 Months Ended
Dec. 31, 2025
Income Tax Status
Determination letter obtained	true
Determination letter date	Aug. 25, 2014
Tax qualification status	us-gaap:QualifiedPlanMember